Shareholder’s Equity (Tables)	12 Months Ended
Jun. 30, 2026
Shareholder’s Equity [Abstract]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options

For the years ended June 30, 2026, 2025 and 2024, key inputs used to estimate the fair value of share options on the grant dates are as follows:

Black-Scholes option pricing model

Options granted in June 2021
Risk-free interest rate	0.87%
Expected life of the options	6.25 years
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value	$0.14 *

Binomial option pricing model

Options granted in January 2022
Fair value of the ordinary shares on the date of option grant	$0.63 *
Risk-free interest rate	1.53% to 1.589%
Option life	10 years
Expected volatility	88.68% to 94.17%
Expected dividend yield	0.00%
Exercise price	$0.84 *
Expected early exercise multiple	2.80

Options granted in June 2025
Fair value of the ordinary shares on the date of option grant	$10.39
Risk-free interest rate	4.23%
Option life	10 years
Expected volatility	65.34%
Expected dividend yield	0.00%
Exercise price	$17.40
Expected early exercise multiple	2.80

*	These have been restated for the 38-for-1 forward stock split.

Schedule of Activities of the Share Options

A summary of activities of the share options for the years ended June 30, 2026 and 2025 are presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Grant-date Fair value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	$	Year	$
Outstanding as of July 1, 2024	28,673,014	0.26	0.15	7.06	-
Granted	592,230	17.40	10.39	10.00	-
Expired, forfeited or cancelled	(4,774,738)	0.25	0.14	6.55	-
Outstanding as of June 30, 2025	24,490,506	0.68	0.40	6.16	440,464,693
Exercised	(410,246)	0.25	0.14	5.05	-
Repurchased(2)	(123,498)	0.59	0.42	5.31	-
Expired, forfeited or cancelled	(2,035,736)	0.25	0.14	5.55	-
Outstanding as of June 30, 2026	21,921,026	0.73	0.43	5.17	117,555,247
Exercisable as of June 30, 2026	21,476,854	0.38	0.23	5.09	122,578,832
Vested and Expected to Vest as of June 30, 2026	21,921,026	0.73	0.43	5.17	117,555,247

Notes:

(1)	The above table reflects the 38-for-1 forward stock split.
(2)	In May and June 2026, the Company repurchased 123,498 vested stock options from two independent directors and one former independent director, which had been previously granted through its 2021 Share Option Plan.